Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2021	2020
Deferred tax assets
Operating loss carry forward	$10,204,294	$9,730,590
Temporary differences	126,150	136,070
	10,330,444	9,866,660
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)

Total deferred tax, net	10,230,654	9,766,870

Valuation allowance	(10,230,654)	(9,766,870)

Net deferred tax assets	$—	$—

Schedule of reconciliation of tax benefit
	Year ended December 31,
	2021	2020	2019

Loss before tax benefit	$(2,518,864)	$(12,543,737)	$(3,953,005)

Statutory tax rate	23%	23%	23%

Income tax benefit	579,339	2,885,060	909,191
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(463,784)	(329,578)	(478,812)
Non-deductible expenses and other permanent differences	(196,980)	(2,526,808)	(332,799)
Beneficial conversion feature	—	—	(99,790)
Other	81,425	(28,674)	2,210

Income tax expense recognized in profit or loss	$—	$—	$—